Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Issued capital [member]	Commitment To Issue Shares [Member]	Other reserves [member]	Retained earnings [member]	Noncontrolling Interesst [Member]	Total
Balance, November 30, 2020 (restated Note 2) at Nov. 30, 2018	$ 13,834,828	$ 10,000	$ 564,960	$ (8,277,891)	$ 1,444,288	$ 7,576,185
Beginning Balance, Shares at Nov. 30, 2018	4,010,108
IfrsStatementLineItems [Line Items]
Shares issued to settle debt	$ 478,091					478,091
Shares issued to settle debt, Shares	159,873
Units issued for convertible debentures	$ 1,542,229		(185,122)			1,357,107
Units issued for convertible debentures, Shares	1,000,167
Residual value of warrants issued for convertible debentures	$ (23,193)		23,193
Shares issued for services	$ 55,514					55,514
Shares issued for services, Shares	17,222
Commitment to issue shares		103,750				103,750
Warrants exercised for cash	$ 277,010					277,010
Warrants exercised for cash, Shares	158,291
Subscriptions reclassified to payables		(10,000)				(10,000)
Share-based compensation			891,099			891,099
Convertible debenture - equity portion			330,395			330,395
Loss for the year				(5,706,759)	(33,049)	(5,739,808)
Ending balance, value at Nov. 30, 2019	$ 16,164,479	103,750	1,624,525	(13,984,650)	1,411,239	5,319,343
Ending Balance, Shares at Nov. 30, 2019	5,345,661
IfrsStatementLineItems [Line Items]
Units issued for cash	$ 3,648,224					3,648,224
Units issued for cash, Shares	2,666,672
Shares issued to settle debt	$ 243,306					243,306
Shares issued to settle debt, Shares	107,228
Units issued for convertible debentures and related interest	$ 795,891		(95,306)			700,585
Units issued for convertible debentures and related interest, Shares	527,402
Shares issued for services	$ 209,910	(25,000)				184,910
Shares issued for services, Shares	125,675
Shares issued for restricted share units	$ 367,501		(367,501)
Shares issued for restricted share units, Shares	250,001
Share issuance costs	$ (801,457)					(801,457)
Commitment to issue shares		440,501				440,501
Warrants exercised for cash	$ 1,570,990	(78,750)	(20,240)			1,472,000
Warrants exercised for cash, Shares	1,066,282
Warrants issued for share issue costs			252,976			252,976
Options exercised for cash	$ 236,519		(100,081)			136,438
Options exercised for cash, Shares	53,505
Subscriptions reclassified to payables
Share-based compensation			1,447,476			1,447,476
Loss for the year				(4,698,146)	(1,411,239)	(6,109,385)
Ending balance, value at Nov. 30, 2020	$ 22,435,363	440,501	2,741,849	(18,682,796)		6,934,917
Ending Balance, Shares at Nov. 30, 2020	10,142,426
IfrsStatementLineItems [Line Items]
Shares issued pursuant to acquisition of IndieFlix	$ 799,994					799,994
Shares issued pursuant to acquisition of IndieFlix, Shares	499,996
Shares issued for cash	$ 6,915,230					6,915,230
Shares issued for cash, Shares	2,228,410
Shares issued to settle debt	$ 561,403					561,403
Shares issued to settle debt, Shares	257,878
Units issued for convertible debentures and related interest	$ 454,967		(49,967)			405,000
Shares issued for services	$ 46,948					46,948
Shares issued for services, Shares	17,907
Shares issued for restricted share units	$ 721,502		(721,502)
Shares issued for restricted share units, Shares	487,502
Shares issued for cashless warrant exercise	$ 423,503					423,503
Shares issued for cashless warrant exercise, Shares	121,319
Share issuance costs	$ (573,351)					(573,351)
Warrants exercised for cash	$ 3,278,800	(440,501)	(224,306)			2,613,993
Warrants exercised for cash, Shares	1,787,251
Options exercised for cash	$ 38,561		(19,561)			19,000
Options exercised for cash, Shares	10,000
Share-based compensation			1,674,322			1,674,322
Loss for the year				(12,779,371)		(12,779,371)
Units issued for convertible debentures and related interest, Shares	270,000
Ending balance, value at Nov. 30, 2021	$ 35,102,920		$ 3,400,835	$ (31,462,167)		$ 7,041,588
Ending Balance, Shares at Nov. 30, 2021	15,822,689